SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 12, 2025	Dec. 03, 2025	Jun. 18, 2025	May 05, 2025	Apr. 01, 2025	May 31, 2024	May 31, 2023	Mar. 10, 2023	Mar. 09, 2023
Calvert1
Disclosure of detailed information about business combination [line items]
Current assets			$ 1,985
Property, plant and equipment			2,727
Total assets			4,712
Deferred tax liabilities			137
Other liabilities			1,631
Total liabilities			1,768
Net assets acquired			2,944
Consideration paid, net of cash acquired (received)			(263)
Settlement of preexisting relationships			574
Fair value of previously held interest			897
Goodwill/(bargain purchase gain)			(1,736)
Calvert1 | Cash, repayment of debt
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 638
Tekno
Disclosure of detailed information about business combination [line items]
Current assets		$ 48
Property, plant and equipment		36
Other non-current assets		7
Total assets		91
Other liabilities		42
Total liabilities		42
Net assets acquired		49
Consideration paid, net of cash acquired (received)		104
Deferred consideration		13
Fair value of previously held interest		23
Goodwill/(bargain purchase gain)		$ 91
Atlas
Disclosure of detailed information about business combination [line items]
Current assets	$ 2
Property, plant and equipment	193
Other non-current assets	1
Total assets	196
Other liabilities	180
Total liabilities	180
Net assets acquired	16
Consideration paid, net of cash acquired (received)	23
Deferred consideration	9
Fair value of previously held interest	25
Debt assumed	0
Goodwill/(bargain purchase gain)	$ 41
AMTBA
Disclosure of detailed information about business combination [line items]
Current assets					$ 104
Property, plant and equipment					241
Intangible assets					70
Other non-current assets					12
Total assets					427
Deferred tax liabilities					42
Other liabilities					199
Total liabilities					241
Net assets acquired					186
Consideration paid, net of cash acquired (received)					5
Settlement of outstanding receivable					13
Fair value of previously held interest					245
Non-controlling interests					20
Goodwill/(bargain purchase gain)					$ 97
Tuper
Disclosure of detailed information about business combination [line items]
Current assets				$ 99
Property, plant and equipment				142
Intangible assets				38
Other non-current assets				23
Total assets				302
Other liabilities				177
Total liabilities				177
Net assets acquired				125
Consideration paid, net of cash acquired (received)				84
Settlement of preexisting relationships				52
Settlement of outstanding receivable				9
Fair value of previously held interest				149
Goodwill/(bargain purchase gain)				169
Cash transferred				$ 84
Italpannelli
Disclosure of detailed information about business combination [line items]
Current assets							$ 75
Property, plant and equipment							54
Intangible assets							58
Total assets							187
Deferred tax liabilities							19
Other liabilities							52
Total liabilities							71
Net assets acquired							116
Consideration paid, net of cash acquired (received)							201
Goodwill/(bargain purchase gain)						$ 85	$ 85
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Current assets									$ 3,123
Property, plant and equipment									1,824
Intangible assets									100
Other non-current assets									138
Total assets									5,185
Other liabilities									3,156
Total liabilities									3,156
Net assets acquired									2,029
Consideration paid, net of cash acquired (received)									2,193
Goodwill/(bargain purchase gain)									$ 164
Sustainable Solutions acquisitions
Disclosure of detailed information about business combination [line items]
Current assets								$ 25
Property, plant and equipment								75
Intangible assets								32
Other non-current assets								8
Total assets								140
Deferred tax liabilities								14
Other liabilities								46
Total liabilities								60
Net assets acquired								80
Consideration paid, net of cash acquired (received)								152
Debt assumed								15
Goodwill/(bargain purchase gain)								$ 57